Transactions with Related Parties - Cardiff, Vivid, Basset,Azara, Dryships (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					24 Months Ended	12 Months Ended	28 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended					3 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 07, 2010 USD ($)	Dec. 31, 2012 Management Agreement with Cardiff Marine	Dec. 31, 2013 New Management Agreement with Cardiff Marine USD ($)	Dec. 31, 2012 Vivid - Consultancy agreement	Dec. 31, 2013 Vivid - New consultancy agreement	Aug. 20, 2013 Basset - Consultancy Agreement USD ($)	Dec. 31, 2013 Basset - Consultancy Agreement USD ($)	Dec. 31, 2013 Basset - Consultancy Agreement EUR (€)	Dec. 31, 2012 Basset - Consultancy Agreement USD ($)	Dec. 31, 2012 Basset - Consultancy Agreement EUR (€)	Aug. 20, 2013 Azara Services S.A. USD ($)	Dec. 31, 2013 Azara Services S.A. USD ($)	Dec. 31, 2012 Azara Services S.A. USD ($)	Dec. 31, 2011 Azara Services S.A. USD ($)	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.	Apr. 20, 2011 Dryships USD ($)
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements						1.00%	1.00%
Commission on purchase and sale activities						0.75%	0.75%
Fees related to employment arrangements							$ 4,198
Commission on financing related services								0.20%	0.20%
Duration of consultancy agreement								5 years
Annual renumeration											1,200	900				5,000	0	0
Officers' compensation including sign-on bonus											4,200		2,700
Shares issued by the company for sign on bonus										3,000			1,800	1,500		2,500
Vesting period																2 years
Shares granted	342,400	153,150													150,000
Common stock par value	$ 0.01	$ 0.01		$ 0.01	$ 20										$ 17.56
Shares vested in period															50,000
Shares vested on grant date																			50,000	50,000
Proceeds from related party debt	0	0	175,500
Repayments of related party debt	0	0	175,500																		175,500
Professional Financial Fees																$ 2,500